CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Changes in Share Capital (Details) kr / shares in Units, kr in Millions, $ in Millions					12 Months Ended
	Jul. 23, 2019 USD ($) shares	Jul. 23, 2019 DKK (kr) shares	Jul. 22, 2019 USD ($) shares	Jul. 22, 2019 DKK (kr) shares	Dec. 31, 2019 DKK (kr) kr / shares shares	Dec. 31, 2018 DKK (kr) kr / shares shares	Dec. 31, 2017 DKK (kr) kr / shares shares	Dec. 31, 2016 DKK (kr) kr / shares shares	Dec. 31, 2015 DKK (kr) kr / shares shares	Dec. 31, 2014 DKK (kr) kr / shares shares	Jan. 24, 2014 shares
Share Capital
Shares authorized					65,074,502
Nominal amount | kr / shares					kr 1
Number of shares
Number of shares, at beginning of period					61,497,571	61,185,674	60,350,056	59,531,263	56,967,419	51,755,722
Shares issued (in shares)					3,277,500					4,600,000
Exercise of warrants					299,431	311,897	835,618	818,793	2,563,844	611,697
Number of shares, at end of period					65,074,502	61,497,571	61,185,674	60,350,056	59,531,263	56,967,419
Share capital
Share capital, at beginning of period | kr					kr 61.0	kr 61.2	kr 60.4	kr 59.6	kr 57.0	kr 51.8
Shares issued for cash | kr					3.3					4.6
Exersise of warrants | kr					0.3	0.3	0.8	0.8	2.6	0.6
Share capital, at end of period | kr					kr 65.1	kr 61.0	kr 61.2	kr 60.4	kr 59.6	kr 57.0
Gross proceeds from the issuance of new shares	$ 582	kr 3,873.0	$ 506	kr 3,368.0
Increase in share capital of ordinary shares			2,850,000	2,850,000
Number of shares issued					3,277,500					4,600,000
Minimum
Share capital
Exercise price warrants granted | kr / shares					kr 31.75	kr 40.41	kr 31.75	kr 31.75	kr 26.75	kr 26.75
Maximum
Share capital
Exercise price warrants granted | kr / shares					kr 1,424.00	kr 1,233.00	kr 1,233.00	kr 636.50	kr 364.00	kr 234.00
American Depository Receipt [Member]
Share capital
Increase in share capital of ordinary shares			28,500,000	28,500,000
Private placement
Number of shares
Shares issued (in shares)											4,600,000
Share capital
Number of shares issued											4,600,000
Underwriters option
Share capital
Increase in share capital of ordinary shares			427,500	427,500
Underwriters option | American Depository Receipt [Member]
Share capital
Increase in share capital of ordinary shares	3,277,500	3,277,500	4,275,000	4,275,000